Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits
Schedule of employee welfare benefits expenses

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Contributions to medical and pension schemes	215,553	195,655	695,310
Other employee benefits	24,180	40,216	65,990

Total	239,733	235,871	761,300